Other assets	6 Months Ended
Jun. 30, 2022
Other assets

15.	Other assets

Other assets include the following:

	June 30,	December 31,
€ in thousand	2022	2021
R&D tax credit receivables	40,031	35,390
Tax receivables	8,002	6,145
Prepaid expenses	5,359	5,131
Contract costs	3,010	3,010
Advance payments	2,035	27,375
Consumables and supplies on stock	1,414	1,722
Miscellaneous current assets	570	23
Other non-financial assets	60,422	78,796

Deposits	11,341	11,339
Miscellaneous financial assets	151	183
Other financial assets	11,491	11,522
Other assets	71,913	90,318
Less non-current portion	(17,948)	(19,282)
Current portion	53,965	71,036

Due to the short-term nature of the financial instruments included in other assets, their carrying amount is considered to be the same as their fair value.

The increase in R&D tax credit receivables is mainly related to increased research and development expenditures primarily in connection to the COVID-19 and Lyme disease vaccine candidates.

As at June 30, 2022 and December 31, 2021, the deposits mainly related to a deposit associated with a lease agreement.

As at June 30, 2022, advance payments were mainly related to contract research agreements, while the balance as at December 31, 2021 included advance payments for material for the VLA2001 production as well.

Contract costs mainly relate to the collaboration with Pfizer (see Note 1) and refer to costs to obtain a contract. It will be amortized in line with the pattern of revenue recognition.